Finance Receivables (Tables)	24 Months Ended
Oct. 31, 2012
Schedule of Finance Receivables

Our finance receivables by major classification are as follows:

(in millions)	2012	2011
Retail portfolio	$1,048	$1,613
Wholesale portfolio	1,128	1,334

Total finance receivables	2,176	2,947
Less: Allowance for doubtful accounts	27	34

Total finance receivables, net	2,149	2,913
Less: Current portion, net(A)	1,663	2,198

Noncurrent portion, net	$486	$715

(A)	The current portion of finance receivables is computed based on contractual maturities. Actual cash collections typically vary from the contractual cash flows because of prepayments, extensions, delinquencies, credit losses, and renewals.

Contractual Maturities of Finance Receivables

As of October 31, 2012, contractual maturities of our finance receivables are as follows:

(in millions)	Retail Portfolio	Wholesale Portfolio	Total
Due in:
2013	$587	$1,128	$1,715
2014	260	—	260
2015	153	—	153
2016	81	—	81
2017	30	—	30
Thereafter	7	—	7

Gross finance receivables	1,118	1,128	2,246
Unearned finance income	(70)	—	(70)

Total finance receivables	$1,048	$1,128	$2,176

Components of Available Wholesale NoteTrust Funding Facilities

Components of available wholesale note trust funding facilities were as follows:

(in millions)	Maturity	October 31, 2012	October 31, 2011
Variable funding notes	August 2013	$750	$500
Investor notes	October 2012	—	350
Investor notes	October 2013	224	—
Investor notes	January 2012	—	250

Total wholesale note funding		$974	$1,100

Schedule of Finance Revenues

Finance revenues consist of the following:

(in millions)	2012	2011
Retail notes and finance leases revenue	$98	$137
Wholesale notes interest	87	93
Operating lease revenue	40	32
Retail and wholesale accounts interest	34	27
Securitization income	—	2

Gross finance revenues	259	291
Less: Intercompany revenues	91	91

Finance revenues	$168	$200

Cash Flows Off-Balance Sheet Securitization

Cash flows from off-balance sheet securitization transactions are as follows:

(in millions)	2010
Proceeds from sales of finance receivables	$3,509
Servicing fees	6
Cash from net excess spread	32
Investment Income	—

Net cash from securitization transactions	$3,547